Taxes on Income (Schedule Of Income (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	$ 23,752	$ 10,880	$ (20,850)
Foreign	3,501	1,862	3,607
Income (loss) before taxes on income	$ 27,253	$ 12,742	$ (17,243)